UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC

445 East Lake Street

Suite 120

Wayzata, Minnesota 55391

(Address of principal executive offices)

Blue Rock Advisors, Inc.

445 East Lake Street

Suite 120

Wayzata, Minnesota 55391

(Name and address of agent for service)

Registrant’s telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1. Schedule of Investments.

Blue Rock Market Neutral Fund, LLC

Schedule of Investments

June 30, 2013

(Unaudited)

			% Of	Initial
			Members’	Acquisition
	Cost	Fair Value	Capital	Date	Liquidity
INVESTMENTS IN PORTFOLIO FUNDS[1,2]
Investment Funds
Bermuda - Market Neutral Equity
Scopia PX International Limited	$4,507,668	$5,740,445	10.26%	01/01/08	Quarterly
British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	3,785,126	3,428,026	6.13	10/01/06	Monthly
Vollero Beach Capital Offshore, Ltd.	3,259,847	3,552,252	6.35	09/01/10	Quarterly
Cayman Islands - Market Neutral Equity
Altairis Offshore	1,818,886	2,360,125	4.22	01/01/06	Monthly
Altairis Offshore Levered	2,018,394	3,031,468	5.42	04/01/09	Monthly
Blackrock Health Sciences (Offshore) Hedge Fund	1,125,870	1,312,505	2.35	08/01/09	Monthly
CZ Equilibria UK Fund Limited	813,805	912,333	1.63	03/01/08	Monthly
Dirigo, Ltd.	2,015,398	2,688,996	4.81	09/01/07	Quarterly
Duet Global Plus Fund Limited	2,000,000	2,027,629	3.62	02/01/13	Monthly
First Oak Acorn Fund, Ltd.	1,000,000	985,463	1.76	02/01/13	Quarterly
FrontPoint Offshore Financial Services Fund, L.P.	551,004	532,872	0.95	10/01/06	See below[3]
FrontPoint Offshore Healthcare Fund, L.P.	118,861	64,001	0.11	01/01/09	See below[3]
Kayak Investment Partners Offshore Fund, Ltd.	500,000	497,453	0.89	04/01/13	Monthly
Tourbillon Global Equities, LLC	1,750,000	1,792,052	3.20	05/01/13	Quarterly
Ireland - Market Neutral Equity
Marshall Wace GaveKal Japan Market Neutral Fund	4,082,409	4,455,517	7.96	05/01/11	Monthly
Marshall Wace Global Financials Market Neutral Fund	2,752,436	2,786,863	4.98	08/01/11	Monthly

Total Investment Funds	32,099,704	36,168,000	64.64

Limited Partnerships
United States - Market Neutral Equity
7x7 Partners, L.P.	2,300,000	2,321,048	4.15	12/01/12	Monthly
Caerus Global Onshore QP Fund, L.P.	495,188	528,718	0.94	10/01/12	Monthly
Dorsal Capital Partners, L.P.	4,999,686	5,582,039	9.98	01/01/11	Quarterly
FrontPoint Consumer and Industrials Onshore Fund, L.P.	159,358	168,570	0.30	08/01/07	See below[3]
Nantahala Capital Partners II, L.P.	1,500,000	1,586,801	2.84	08/01/12	Monthly
Perella Weinberg Partners Tokum Fund, L.P.	2,716,007	2,640,798	4.72	10/01/11	Monthly
Pyramis Global Health Care Long/Short Fund, L.P.	1,750,000	1,675,861	2.99	10/01/12	Monthly
Seawolf Partners, L.P.	2,500,000	2,794,141	4.99	07/01/12	Quarterly

Total Limited Partnerships	16,420,239	17,297,976	30.91

Total Investments in Portfolio Funds	$48,519,943	$53,465,976	95.55%

The accompanying notes are an integral part of this schedule of investments.

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)

June 30, 2013

(Unaudited)

	Cost	Fair Value	% Of Members’ Capital
SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio, 0.01%[4]	$3,344,846	$3,344,846	5.98%

Total Investments in Portfolio Funds and Short-Term Investments	$51,864,789	$56,810,822	101.53

Liabilities less Other Assets		$(857,586)	(1.53)

Members’ Capital		$55,953,236	100.00%

[1]

All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis. In addition, there were no underlying investments in Portfolio Funds for which the Fund’s proportional share exceeded 5% of the Fund’s net assets, other than those considered cash equivalents.

[2]	Not income producing.
[3]

As of June 30, 2013, liquidation of FrontPoint Offshore Financial Services Fund, L.P., FrontPoint Offshore Healthcare Fund, L.P. and FrontPoint Consumer and Industrials Onshore Fund, L.P. is suspended for an indefinite period.

[4]	This rate shown is the annualized 7-day yield as of June 30, 2013.

The accompanying notes are an integral part of this schedule of investments.

Allocation by Sub-Strategy

June 30, 2013

(unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a fair value framework for valuing investments, discusses acceptable valuation techniques, discusses inputs to valuation techniques, establishes a fair value hierarchy that prioritizes the inputs, and requires extensive financial statement disclosures about the valuation. Under ASC 820 various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The Fund’s investments consist primarily of investments in Portfolio Funds. The Portfolio Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital) (“NAV”). The Fund, as a practical expedient, measures the fair value of an investment in Portfolio Funds on the basis of NAV. The classification level within the fair value hierarchy is determined by the Fund’s ability to redeem the investment with the investee at NAV at the measurement date.

The Fund has $52,700,533 of investments in Portfolio Funds that determined redeemable at NAV at June 30, 2013, and therefore classified as Level 2 in the table below. The Fund has also determined that some of the investments in Portfolio Funds could not be redeemed at the measurement date due to the illiquid nature of underlying investments within the Portfolio Funds and thus those Investments are classified as Level 3 in the table below. Investments in Portfolio Funds classified as Level 3 totaled $765,443.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda	$—	$5,740,445	$—	$5,740,445
British Virgin Islands	—	6,980,278	—	6,980,278
Cayman Islands	—	15,608,024	596,873	16,204,897
Ireland	—	7,242,380	—	7,242,380
Limited Partnerships
United States	—	17,129,406	168,570	17,297,976
Short-term Investments	3,344,846	—	—	3,344,846

Total	$3,344,846	$52,700,533	$765,443	$56,810,822

The FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. Generally Accepted Accounting Principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”) includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU No. 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of June 30, 2013, based on levels assigned to Investments on March 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Portfolio Funds
Balance as of March 31, 2013	$765,544

Net Realized Gain (Loss)	—
Change in Unrealized Appreciation/(Depreciation)	(101)
Gross Purchases	—
Gross Sales	—
Transfer In	—
Transfer Out	—

Balance as of June 30, 2013	$765,443

The net change in unrealized appreciation (depreciation) on investments in Portfolio Funds during the period ended June 30, 2013, for investments, classified as Level 3, held by the Fund as of March 31, 2013, was $(101).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The Fund has $53,465,976 of investments in Portfolio Funds which are reported at fair value. The Adviser has concluded the net asset value reported by the Portfolio Funds approximates the fair value of the Portfolio Funds. These investments are redeemable with each Portfolio Fund at net asset value under the original terms of the fund agreements and/or subscription agreements and operations of the Portfolio Funds. However, it is possible that these redemption rights may be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying

Portfolio Fund agreements. The vast majority of the underlying securities held by the Portfolio Funds are liquid public equities, priced daily on a recognized exchange. However, changes in market conditions and the economic environment may significantly impact the net asset value of the Portfolio Funds and, consequently, the fair value of the Fund’s interests in the Portfolio Funds. Furthermore, changes to the liquidity provisions of the Portfolio Funds may significantly impact the fair value of the Fund’s interest in the Portfolio Funds.

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2013:

	Fair Value as of June 30, 2013	Valuation Technique	Liquidity of Investments	Adjustments to NAV **
Investments
Investment Funds
Cayman Islands	$596,873	NAV as Practical Expedient *	Greater than 90 Days	None
Limited Partnerships
United States	168,570	NAV as Practical Expedient *	Greater than 90 Days	None

Total Investments	$765,443

*	Unobservable valuation input
**	Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Portfolio Funds.

The Fund has elected to use the NAV, as calculated on the reporting entity’s measurement date, as the fair value of the investment. A listing of the investments held by the Fund is provided in the schedule of investments. All of Fund’s investments in Portfolio Funds are categorized as low-net market neutral equity funds. Redemptions from the Portfolio Funds are permitted at various periods ranging from monthly to annually with a notice period of 15 to 60 days. There are no redemption restrictions for the Portfolio Funds, except for indefinite liquidation suspension of FrontPoint Offshore Financial Services Fund, L.P., FrontPoint Offshore Healthcare Fund, L.P. and FrontPoint Consumer and Industrials Onshore Fund, L.P. The Fund had no unfunded commitments at June 30, 2013. The information summarized herein represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature and Title)	/s/ Robert W. Fullerton
Robert W. Fullerton Principal Executive Officer
Date	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert W. Fullerton
Robert W. Fullerton Principal Executive Officer
Date	August 27, 2013

By (Signature and Title)	/s/ Mark F. Steen
Mark F. Steen Principal Executive Officer
Date	August 27, 2013